Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profits/ Loss [Member]
Schedule of Exchange Rates [Line Items]
RMB:1USD	7.1839	7.1326	6.9415
Balance Sheet [Member]
Schedule of Exchange Rates [Line Items]
RMB:1USD	7.1586	7.1268	7.2258